Note 1 - Nature of the Business (Q2)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business

SANUWAVE Health, Inc. and Subsidiaries (the “Company”) is a shock wave technology company using a patented system of noninvasive, high-energy, acoustic shock waves for regenerative medicine and other applications. The Company’s initial focus is regenerative medicine – utilizing noninvasive, acoustic shock waves to produce a biological response resulting in the body healing itself through the repair and regeneration of tissue, musculoskeletal and vascular structures. The Company’s lead regenerative product in the United States is the dermaPACE® device, used for treating diabetic foot ulcers, which was subject to two double-blinded, randomized Phase III clinical studies. On December 28, 2017, the U.S. FDA granted the Company’s request to classify the dermaPACE System as a Class II device via the de novo process. As a result of this decision, the Company was able to immediately market the product for the treatment of Diabetic Foot Ulcers (DFU) as described in the De Novo request, subject to the general control provisions of the FD&C Act and the special controls identified in this order.

The Company’s portfolio of healthcare products and product candidates activate biologic signaling and angiogenic responses, including new vascularization and microcirculatory improvement, helping to restore the body’s normal healing processes and regeneration. The Company is marketing its dermaPACE System for treatment usage in the United States and is able to generate revenue from sales of the European Conformity Marking (CE Mark) devices and accessories in Europe, Canada, Asia, and Asia/Pacific. The Company generates revenue streams from dermaPACE treatments, product sales, licensing transactions and other activities.

In March 2020, the World Health Organization characterized COVID-19 as a pandemic and the President of the United States declared the COVID-19 outbreak a national emergency. Since then, the COVID-19 pandemic has rapidly spread across the globe and has already resulted in significant volatility, uncertainty and economic disruption. The primary impact of the COVID-19 pandemic has been seen in our dermaPACE System placements in the United States as our treatment is not widely recognized as an “essential” service. In addition, stay-at-home policies deployed to combat the spread of COVID-19 has greatly constrained visits to wound care centers, doctor’s offices and hospitals since late March 2020 and continuing as of this filing and have therefore delayed placements of new devices that were included in our revenue forecast. The future impacts of the pandemic and any resulting economic impact are largely unknown and rapidly evolving. It is difficult at this time to predict the impact that COVID-19 will have on the Company’s business, financial position and operating results in future periods due to numerous uncertainties. The Company is closely monitoring the impact of the pandemic on all aspects of its business and operations.

On August 6, 2020 the Company entered into an asset purchase agreement with Celularity Inc.(“Celularity”) pursuant to which the Company acquired Celularity’s UltraMIST assets, as more fully described in Note 18 to the Company’s condensed consolidated financial statements.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Accordingly, these condensed consolidated financial statements do not include all the information and footnotes required by U.S. GAAP for complete financial statements. The financial information as of June 30, 2020 and for the three and six months ended June 30, 2020 and 2019 is unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2020.

The condensed consolidated balance sheet at December 31, 2019 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These financial statements should be read in conjunction with the Company’s annual financial statements, included elsewhere in this prospectus.